Financial Income (Expenses), Net	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Financial Income (Expenses), Net

Note 14 - Financial Income (Expenses), Net

	Year ended December 31
	2018	2019	2020
	US$ thousands

Interest income	840	2,295	2,197
Discount on marketable securities, net	(32)	(144)	(244)
Exchange rate differences, net	208	(357)	(748)
Bank charges	(93)	(148)	(171)

	923	1,646	1,034